Impairment review (Tables)	6 Months Ended
Sep. 30, 2024
Impairment review
Schedule of assumptions used in valuation of impairment loss

	Key assumptions used in the		Change required for value in
	value in use calculation		use to equal the carrying value
	30 September	31 March	30 September	31 March
	2024	2024	2024	2024
	%	%	pps	pps
Pre-tax discount rate	7.5	8.3	0.1	0.5
Long-term growth rate	1.2	1.0	(0.1)	(0.4)

Projected adjusted 5 year adjusted EBITDAaL CAGR[1]	2.3	2.4	(0.2)	(1.2)
Projected capital expenditure[1]	16.9 - 20.0	17.4 - 19.9	0.8	3.9

Note:

1.	Projected adjusted EBITDAaL CAGR is the compound annual growth rate from the end of FY25 of Vodafone Germany’s business plan after the incremental commercial investment. Projected capital expenditure (which excludes licences and spectrum) is expressed as capital expenditure as a percentage of revenue for the 5 years following FY25 in the business plan.